Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	HIGHWATER ETHANOL, LLC
Entity File Number	333-137482
Entity Tax Identification Number	20-4798531
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	24500 US HWY 14
Entity Address, Address Line Two	PO Box 96
Entity Address, City or Town	Lamberton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56152
City Area Code	507
Local Phone Number	752-6160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001371451
Amendment Flag	false